Consolidated Statemenets of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Revenues	$ 159,900	$ 191,520	$ 187,557
Commissions	(5,806)	(4,799)	(3,261)
Net revenues	154,094	186,721	184,296
EXPENSES:
Voyage expenses	(19,429)	(10,207)	(7,286)
Vessel operating expenses	(50,634)	(41,964)	(34,540)
Depreciation	(43,084)	(37,394)	(32,250)
General and administrative expenses
-Management fee to related party	(8,962)	(8,379)	(7,726)
-Public company expenses	(4,369)	(2,981)	(2,220)
Early redelivery income/(cost), net	(532)	7,050	11,677
Loss from inventory valuation	(4,001)	0	0
Gain on asset purchase cancellation	3,633	0	0
Operating income	26,716	92,846	111,951
OTHER (EXPENSE)/INCOME:
Interest expense	(8,335)	(9,086)	(9,072)
Other finance costs	(1,132)	(1,032)	(1,268)
Interest income	821	1,008	1,122
(Loss)/gain on derivatives	(1,977)	813	(5,384)
Foreign currency (loss)/gain	13	(40)	(3)
Amortization and write-off of deferred finance charges	(1,472)	(1,252)	(1,226)
Net income	14,634	83,257	96,120
Less preferred dividend	9,390	1,787	0
Net income available to common shareholders	$ 5,244	$ 81,470	$ 96,120
Earnings per share in U.S.Dollars, basic and diluted	$ 0.06	$ 1.05	$ 1.27
Weighted average number of shares, basic and diluted	83,446,970	77,495,029	75,468,465